Rule 497(e)

                          SUPPLEMENT TO THE PROSPECTUS
                             Dated October 31, 2008

                        FIRST TRUST EXCHANGE-TRADED FUND

                  First Trust Amex(R) Biotechnology Index Fund
                   First Trust DB Strategic Value Index Fund,
                   First Trust Dow Jones Internet Index(SM) Fund
               First Trust Dow Jones Select MicroCap Index(SM) Fund
                         First Trust IPOX-100 Index Fund
                       First Trust ISE Chindia Index Fund
                  First Trust ISE-Revere Natural Gas Index Fund
                        First Trust ISE Water Index Fund
            First Trust Morningstar(R) Dividend Leaders(SM) Index Fund
               First Trust NASDAQ-100 Equal Weighted Index(SM) Fund
             First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund
              First Trust NASDAQ-100-Technology Sector Index(SM) Fund
        First Trust NASDAQ(R) Clean Edge(R) U.S. Liquid Series Index Fund
                         First Trust S&P REIT Index Fund
               First Trust Value Line (R)100 Exchange-Traded Fund
                  First Trust Value Line(R) Dividend Index Fund
             First Trust Value Line(R) Equity Allocation Index Fund

                       FIRST TRUST EXCHANGE-TRADED FUND II

            First Trust DJ STOXX(R) Select Dividend 30 Index Fund and
           First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund
             First Trust Dow Jones Global Select Dividend Index Fund
         First Trust ISE Global Engineering and Construction Index Fund
                  First Trust ISE Global Wind Energy Index Fund

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

                   First Trust Large Cap Core AlphaDEX(R) Fund
                    First Trust Mid Cap Core AlphaDEX(R) Fund
                   First Trust Small Cap Core AlphaDEX(R) Fund
           First Trust Large Cap Growth Opportunities AlphaDEX(R) Fund
           First Trust Large Cap Value Opportunities AlphaDEX(R) Fund
                  First Trust Multi Cap Growth AlphaDEX(R) Fund
                  First Trust Multi Cap Value AlphaDEX(R) Fund
               First Trust Consumer Discretionary AlphaDEX(R) Fund
                  First Trust Consumer Staples AlphaDEX(R) Fund
                       First Trust Energy AlphaDEX(R) Fund
                     First Trust Financials AlphaDEX(R) Fund
                    First Trust Health Care AlphaDEX(R) Fund
           First Trust Industrials/Producer Durables AlphaDEX(R) Fund
                     First Trust Materials AlphaDEX(R) Fund
                     First Trust Technology AlphaDEX(R) Fund
                     First Trust Utilities AlphaDEX(R) Fund

                           (collectively, the "Funds")


The principal office address and telephone number of the Funds, First Trust Advisors L.P. (the Funds' investment adviser) and First Trust Portfolios L.P. (the Funds' principal underwriter) have changed to 120 East Liberty Drive, Wheaton, Illinois 60187 and (800)-621-1675, respectively.

   PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND PROSPECTUS FOR FUTURE REFERENCE